Segment reporting (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Total revenue	$ 27,971,360	$ 64,131,332	$ 110,364,887
PRC [Member]
Total revenue	20,644,439	64,121,932	110,364,887
United States of America [Member]
Total revenue	$ 7,326,921	$ 9,400	$ 0